BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

Bank indebtedness	Terms of repayments	Annual interest rate	As of December 31,
			2025	2024
			$’000	$’000

Term loans	2 to 10 years	2.00-3.75%	3,173	4,465
Overdraft	Within 12 months	4.0739%	114	12
Trust receipts	Within 12 months	1.65-7.25%	14,938	17,137
Revolving loan	Within 12 months	2.50%	702	664

Total			18,927	22,278